Note 34 - Ultimate Controlling Party	12 Months Ended
Jun. 30, 2023
Statement Line Items [Line Items]
Disclosure of ultimate controlling party [text block]
34.	Ultimate controlling party

As at June 30, 2023, AWN held a 39.5% equity interest in the Company. Since June 30, 2021, the Company no longer has an ultimate controlling party.

In prior periods, the ultimate controlling party and the results into which these financials were consolidated was AWN, a company registered in Australia.

Key management personnel, which are those roles that have a Group management aspect to them, are included in Note 9 to the consolidated financial statements.